General - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of operating segments	1
Number of Reportable segment	1
Trade receivables | $	$ 200,479	$ 181,368
Credit Concentration Risk | Revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	37.00%	38.00%	37.00%
Credit Concentration Risk | Revenue | First Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	19.00%	20.00%	21.00%
Credit Concentration Risk | Revenue | Second Channel Partner
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	18.00%	18.00%	16.00%